Income Taxes - Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Uncertainties [Abstract]
Balance at beginning of period	$ 264	$ 302	$ 479
Additions for tax positions taken in prior years	31	44	73
Additions for tax positions taken in the current year	4		5
Exam resolutions	(22)	(56)	(245)
Statute expirations	(10)	(26)	(10)
Balance at end of period	$ 267	$ 264	$ 302